Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Common stock shares issued	468,556,155	467,504,155
Common stock shares outstanding	373,336,531	368,808,703
Common Class A
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	820,000,000	820,000,000
Common stock shares issued	392,376,217	391,324,217
Common stock shares outstanding	297,156,593	292,628,765
Common Class B
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	76,179,938	76,179,938
Common stock shares issued	76,179,938	76,179,938
Common stock shares outstanding	76,179,938	76,179,938